Retirement benefits - Summary of Estimated Future Benefit Payments (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Years	Dec. 31, 2016 USD ($) Years
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 158	$ 159
Less than 1 year [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	15	15
Between one and five years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	61	61
More than 5 years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	82	83
Pension plans [member] | United Kingdom [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 20	$ 15
Average duration of obligation (years) | Years	20.5	21.0
Pension plans [member] | United Kingdom [member] | Between one and five years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 3	$ 2
Pension plans [member] | United Kingdom [member] | More than 5 years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	17	13
Pension plans [member] | United States [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 129	$ 131
Average duration of obligation (years) | Years	10.3	10.3
Pension plans [member] | United States [member] | Less than 1 year [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 14	$ 14
Pension plans [member] | United States [member] | Between one and five years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	53	54
Pension plans [member] | United States [member] | More than 5 years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	62	63
US post-employment benefits [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 14	$ 13
Average duration of obligation (years) | Years	10.4	10.2
US post-employment benefits [member] | Less than 1 year [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 1	$ 1
US post-employment benefits [member] | Between one and five years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	6	5
US post-employment benefits [member] | More than 5 years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 7	$ 7